Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Document Type		dei_DocumentType	497
Document Period End Date		dei_DocumentPeriodEndDate	Aug. 13, 2015
Registrant Name		dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS INC/CT
Central Index Key		dei_EntityCentralIndexKey	0001006415
Amendment Flag		dei_AmendmentFlag	false
Document Creation Date		dei_DocumentCreationDate	Aug. 13, 2015
Document Effective Date		dei_DocumentEffectiveDate	Aug. 13, 2015
Prospectus Date		rr_ProspectusDate	Mar. 01, 2015
THE HARTFORD INTERNATIONAL GROWTH FUND
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	THE HARTFORD INTERNATIONAL GROWTH FUND
Supplement [Text Block]		hmfic_SupplementTextBlock

AUGUST 13, 2015

SUPPLEMENT

TO

THE HARTFORD INTERNATIONAL GROWTH FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED MARCH 1, 2015,

AS LAST SUPPLEMENTED JULY 23, 2015

Effective immediately, Hartford Funds Management Company, LLC (the “Investment Manager”) is revising the expense reimbursement arrangements for Class A, Class B, Class C and Class I shares of The Hartford International Growth Fund (the “Fund”).  In addition, effective immediately, Tara Connolly Stilwell is replacing Jean-Marc Berteaux as a portfolio manager for the Fund.

Accordingly, effective immediately, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.              Under the heading “SUMMARY SECTION — YOUR EXPENSES” in the Prospectus and the heading “YOUR EXPENSES” in the Summary Prospectus, the Shareholder Fees and Annual Fund Operating Expenses tables and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

Shareholder Fees

(fees paid directly from your investment)

	Share Classes
	A	B	C	I	R3	R4	R5	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None (under $1 million invested)(1)	5.00%	1.00%	None	None	None	None	None

Annual Fund Operating Expenses(2)

(expenses that you pay each year as a percentage of the value of your investment)

	A	B	C	I	R3	R4	R5	Y
Management fees	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	None	0.50%	0.25%	None	None
Total other expenses	0.41%	0.79%	0.36%	0.24%	0.41%	0.28%	0.22%	0.12%
Administrative services fee	None	None	None	None	0.20%	0.15%	0.10%	None
Other expenses	0.41%	0.79%	0.36%	0.24%	0.21%	0.13%	0.12%	0.12%
Total annual fund operating expenses	1.51%	2.64%	2.21%	1.09%	1.76%	1.38%	1.07%	0.97%
Fee waiver and/or expense reimbursement(3)	0.21%	0.59%	0.16%	0.09%	0.16%	0.08%	0.07%	0.02%
Total annual fund operating expenses after fee waiver and/or expense reimbursement(3)	1.30%	2.05%	2.05%	1.00%	1.60%	1.30%	1.00%	0.95%

(1)         For investments over $1 million, a 1.00% maximum deferred sales charge may apply.

(2)         Annual Fund Operating Expenses have been restated to reflect current fees and expenses.

(3)         Hartford Funds Management Company, LLC (the “Investment Manager”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.30% (Class A), 2.05% (Class B), 2.05% (Class C), 1.00% (Class I), 1.60% (Class R3), 1.30% (Class R4), 1.00% (Class R5) and 0.95% (Class Y).  In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  Each contractual arrangement will remain in effect until February 28, 2017, and shall renew automatically for one-year terms thereafter unless the Investment Manager or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of The Hartford Mutual Funds, Inc.

EXAMPLE.  The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same (except that the examples reflect the expense limitation arrangements for only the first year)

•                  You reinvest all dividends and distributions

•                  You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$675	$981	$1,310	$2,236
B	$708	$1,065	$1,548	$2,654
C	$308	$676	$1,170	$2,532
I	$102	$338	$592	$1,321
R3	$163	$539	$939	$2,060
R4	$132	$429	$748	$1,651
R5	$102	$333	$583	$1,299
Y	$97	$307	$534	$1,188

You would pay the following expenses if you did not redeem your shares:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$675	$981	$1,310	$2,236
B	$208	$765	$1,348	$2,654
C	$208	$676	$1,170	$2,532
I	$102	$338	$592	$1,321
R3	$163	$539	$939	$2,060
R4	$132	$429	$748	$1,651
R5	$102	$333	$583	$1,299
Y	$97	$307	$534	$1,188

2.                                      Under the heading “SUMMARY SECTION — MANAGEMENT,” in the Prospectus and the heading “MANAGEMENT,” in the Summary Prospectus the reference to Mr. Berteaux is deleted in its entirety and replaced with the following:

Portfolio Manager	Title	Involved with Fund Since
Tara Connolly Stilwell, CFA	Senior Managing Director and Equity Portfolio Manager	2015

2.                                      Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — Portfolio Managers” in the Prospectus, the second and third paragraphs are deleted in their entirety and replaced with the following:

The Fund employs a multiple portfolio manager structure whereby the Fund is divided into segments (“Sleeves”), each under a separate portfolio manager or team.  The Fund’s portfolio managers are Tara Connolly Stilwell, CFA and John Boselli, CFA.  The Sleeves are managed independently of each other and each portfolio manager has full discretion to manage its Sleeve.  Allocations to a portfolio manager may change at any time based on market conditions and/or Fund performance.

Tara Connolly Stilwell, CFA, Senior Managing Director and Equity Portfolio Manager of Wellington Management. Ms. Stilwell is involved in the portfolio management of The Hartford International Opportunities Fund and is also a sleeve manager within the Hartford International Capital Appreciation Fund. Ms. Stilwell joined Wellington Management as an investment professional in 2008.

This Supplement should be retained with your Prospectus and Summary Prospectus for future reference.

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Annual Fund Operating Expenses have been restated to reflect current fees and expenses.
Expense Example [Heading]		rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same (except that the examples reflect the expense limitation arrangements for only the first year)

•                  You reinvest all dividends and distributions

•                  You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
THE HARTFORD INTERNATIONAL GROWTH FUND | Class A
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	HNCAX
Maximum sales charge (load) imposed on purchases as a percentage of offering price		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	[2]	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	[2]	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administrative services fee	[2]	rr_Component1OtherExpensesOverAssets	none
Other expenses	[2]	rr_Component2OtherExpensesOverAssets	0.41%
Total other expenses	[2]	rr_OtherExpensesOverAssets	0.41%
Total annual fund operating expenses	[2]	rr_ExpensesOverAssets	1.51%
Fee waiver and/or expense reimbursement	[2],[3]	rr_FeeWaiverOrReimbursementOverAssets	0.21%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[2],[3]	rr_NetExpensesOverAssets	1.30%
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2017
Year 1		rr_ExpenseExampleYear01	$ 675
Year 3		rr_ExpenseExampleYear03	981
Year 5		rr_ExpenseExampleYear05	1,310
Year 10		rr_ExpenseExampleYear10	2,236
Year 1		rr_ExpenseExampleNoRedemptionYear01	675
Year 3		rr_ExpenseExampleNoRedemptionYear03	981
Year 5		rr_ExpenseExampleNoRedemptionYear05	1,310
Year 10		rr_ExpenseExampleNoRedemptionYear10	$ 2,236
THE HARTFORD INTERNATIONAL GROWTH FUND | Class B
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	HNCBX
Maximum sales charge (load) imposed on purchases as a percentage of offering price		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)		rr_MaximumDeferredSalesChargeOverOther	5.00%
Management fees	[2]	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	[2]	rr_DistributionAndService12b1FeesOverAssets	1.00%
Administrative services fee	[2]	rr_Component1OtherExpensesOverAssets	none
Other expenses	[2]	rr_Component2OtherExpensesOverAssets	0.79%
Total other expenses	[2]	rr_OtherExpensesOverAssets	0.79%
Total annual fund operating expenses	[2]	rr_ExpensesOverAssets	2.64%
Fee waiver and/or expense reimbursement	[2],[3]	rr_FeeWaiverOrReimbursementOverAssets	0.59%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[2],[3]	rr_NetExpensesOverAssets	2.05%
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2017
Year 1		rr_ExpenseExampleYear01	$ 708
Year 3		rr_ExpenseExampleYear03	1,065
Year 5		rr_ExpenseExampleYear05	1,548
Year 10		rr_ExpenseExampleYear10	2,654
Year 1		rr_ExpenseExampleNoRedemptionYear01	208
Year 3		rr_ExpenseExampleNoRedemptionYear03	765
Year 5		rr_ExpenseExampleNoRedemptionYear05	1,348
Year 10		rr_ExpenseExampleNoRedemptionYear10	$ 2,654
THE HARTFORD INTERNATIONAL GROWTH FUND | Class C
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	HNCCX
Maximum sales charge (load) imposed on purchases as a percentage of offering price		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)		rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	[2]	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	[2]	rr_DistributionAndService12b1FeesOverAssets	1.00%
Administrative services fee	[2]	rr_Component1OtherExpensesOverAssets	none
Other expenses	[2]	rr_Component2OtherExpensesOverAssets	0.36%
Total other expenses	[2]	rr_OtherExpensesOverAssets	0.36%
Total annual fund operating expenses	[2]	rr_ExpensesOverAssets	2.21%
Fee waiver and/or expense reimbursement	[2],[3]	rr_FeeWaiverOrReimbursementOverAssets	0.16%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[2],[3]	rr_NetExpensesOverAssets	2.05%
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2017
Year 1		rr_ExpenseExampleYear01	$ 308
Year 3		rr_ExpenseExampleYear03	676
Year 5		rr_ExpenseExampleYear05	1,170
Year 10		rr_ExpenseExampleYear10	2,532
Year 1		rr_ExpenseExampleNoRedemptionYear01	208
Year 3		rr_ExpenseExampleNoRedemptionYear03	676
Year 5		rr_ExpenseExampleNoRedemptionYear05	1,170
Year 10		rr_ExpenseExampleNoRedemptionYear10	$ 2,532
THE HARTFORD INTERNATIONAL GROWTH FUND | Class I
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	HNCJX
Maximum sales charge (load) imposed on purchases as a percentage of offering price		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)		rr_MaximumDeferredSalesChargeOverOther	none
Management fees	[2]	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	[2]	rr_DistributionAndService12b1FeesOverAssets	none
Administrative services fee	[2]	rr_Component1OtherExpensesOverAssets	none
Other expenses	[2]	rr_Component2OtherExpensesOverAssets	0.24%
Total other expenses	[2]	rr_OtherExpensesOverAssets	0.24%
Total annual fund operating expenses	[2]	rr_ExpensesOverAssets	1.09%
Fee waiver and/or expense reimbursement	[2],[3]	rr_FeeWaiverOrReimbursementOverAssets	0.09%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[2],[3]	rr_NetExpensesOverAssets	1.00%
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2017
Year 1		rr_ExpenseExampleYear01	$ 102
Year 3		rr_ExpenseExampleYear03	338
Year 5		rr_ExpenseExampleYear05	592
Year 10		rr_ExpenseExampleYear10	1,321
Year 1		rr_ExpenseExampleNoRedemptionYear01	102
Year 3		rr_ExpenseExampleNoRedemptionYear03	338
Year 5		rr_ExpenseExampleNoRedemptionYear05	592
Year 10		rr_ExpenseExampleNoRedemptionYear10	$ 1,321
THE HARTFORD INTERNATIONAL GROWTH FUND | Class R3
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	HNCRX
Maximum sales charge (load) imposed on purchases as a percentage of offering price		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)		rr_MaximumDeferredSalesChargeOverOther	none
Management fees	[2]	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	[2]	rr_DistributionAndService12b1FeesOverAssets	0.50%
Administrative services fee	[2]	rr_Component1OtherExpensesOverAssets	0.20%
Other expenses	[2]	rr_Component2OtherExpensesOverAssets	0.21%
Total other expenses	[2]	rr_OtherExpensesOverAssets	0.41%
Total annual fund operating expenses	[2]	rr_ExpensesOverAssets	1.76%
Fee waiver and/or expense reimbursement	[2],[3]	rr_FeeWaiverOrReimbursementOverAssets	0.16%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[2],[3]	rr_NetExpensesOverAssets	1.60%
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2017
Year 1		rr_ExpenseExampleYear01	$ 163
Year 3		rr_ExpenseExampleYear03	539
Year 5		rr_ExpenseExampleYear05	939
Year 10		rr_ExpenseExampleYear10	2,060
Year 1		rr_ExpenseExampleNoRedemptionYear01	163
Year 3		rr_ExpenseExampleNoRedemptionYear03	539
Year 5		rr_ExpenseExampleNoRedemptionYear05	939
Year 10		rr_ExpenseExampleNoRedemptionYear10	$ 2,060
THE HARTFORD INTERNATIONAL GROWTH FUND | Class R4
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	HNCSX
Maximum sales charge (load) imposed on purchases as a percentage of offering price		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)		rr_MaximumDeferredSalesChargeOverOther	none
Management fees	[2]	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	[2]	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administrative services fee	[2]	rr_Component1OtherExpensesOverAssets	0.15%
Other expenses	[2]	rr_Component2OtherExpensesOverAssets	0.13%
Total other expenses	[2]	rr_OtherExpensesOverAssets	0.28%
Total annual fund operating expenses	[2]	rr_ExpensesOverAssets	1.38%
Fee waiver and/or expense reimbursement	[2],[3]	rr_FeeWaiverOrReimbursementOverAssets	0.08%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[2],[3]	rr_NetExpensesOverAssets	1.30%
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2017
Year 1		rr_ExpenseExampleYear01	$ 132
Year 3		rr_ExpenseExampleYear03	429
Year 5		rr_ExpenseExampleYear05	748
Year 10		rr_ExpenseExampleYear10	1,651
Year 1		rr_ExpenseExampleNoRedemptionYear01	132
Year 3		rr_ExpenseExampleNoRedemptionYear03	429
Year 5		rr_ExpenseExampleNoRedemptionYear05	748
Year 10		rr_ExpenseExampleNoRedemptionYear10	$ 1,651
THE HARTFORD INTERNATIONAL GROWTH FUND | Class R5
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	HNCTX
Maximum sales charge (load) imposed on purchases as a percentage of offering price		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)		rr_MaximumDeferredSalesChargeOverOther	none
Management fees	[2]	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	[2]	rr_DistributionAndService12b1FeesOverAssets	none
Administrative services fee	[2]	rr_Component1OtherExpensesOverAssets	0.10%
Other expenses	[2]	rr_Component2OtherExpensesOverAssets	0.12%
Total other expenses	[2]	rr_OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	[2]	rr_ExpensesOverAssets	1.07%
Fee waiver and/or expense reimbursement	[2],[3]	rr_FeeWaiverOrReimbursementOverAssets	0.07%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[2],[3]	rr_NetExpensesOverAssets	1.00%
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2017
Year 1		rr_ExpenseExampleYear01	$ 102
Year 3		rr_ExpenseExampleYear03	333
Year 5		rr_ExpenseExampleYear05	583
Year 10		rr_ExpenseExampleYear10	1,299
Year 1		rr_ExpenseExampleNoRedemptionYear01	102
Year 3		rr_ExpenseExampleNoRedemptionYear03	333
Year 5		rr_ExpenseExampleNoRedemptionYear05	583
Year 10		rr_ExpenseExampleNoRedemptionYear10	$ 1,299
THE HARTFORD INTERNATIONAL GROWTH FUND | Class Y
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	HNCYX
Maximum sales charge (load) imposed on purchases as a percentage of offering price		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)		rr_MaximumDeferredSalesChargeOverOther	none
Management fees	[2]	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	[2]	rr_DistributionAndService12b1FeesOverAssets	none
Administrative services fee	[2]	rr_Component1OtherExpensesOverAssets	none
Other expenses	[2]	rr_Component2OtherExpensesOverAssets	0.12%
Total other expenses	[2]	rr_OtherExpensesOverAssets	0.12%
Total annual fund operating expenses	[2]	rr_ExpensesOverAssets	0.97%
Fee waiver and/or expense reimbursement	[2],[3]	rr_FeeWaiverOrReimbursementOverAssets	0.02%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[2],[3]	rr_NetExpensesOverAssets	0.95%
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2017
Year 1		rr_ExpenseExampleYear01	$ 97
Year 3		rr_ExpenseExampleYear03	307
Year 5		rr_ExpenseExampleYear05	534
Year 10		rr_ExpenseExampleYear10	1,188
Year 1		rr_ExpenseExampleNoRedemptionYear01	97
Year 3		rr_ExpenseExampleNoRedemptionYear03	307
Year 5		rr_ExpenseExampleNoRedemptionYear05	534
Year 10		rr_ExpenseExampleNoRedemptionYear10	$ 1,188

[1]	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.
[2]	Annual Fund Operating Expenses have been restated to reflect current fees and expenses.
[3]	Hartford Funds Management Company, LLC (the "Investment Manager") has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.30% (Class A), 2.05% (Class B), 2.05% (Class C), 1.00% (Class I), 1.60% (Class R3), 1.30% (Class R4), 1.00% (Class R5) and 0.95% (Class Y). In addition, Hartford Administrative Services Company ("HASCO"), the Fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2017, and shall renew automatically for one-year terms thereafter unless the Investment Manager or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of The Hartford Mutual Funds, Inc.